Land Use Right, Net - Additional Information (Details) ¥ in Thousands		12 Months Ended
	Oct. 28, 2020 CNY (¥) m²	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Land Use Right [Line Items]
Land use right, net			¥ 13,564
Amortization expenses of land use right		¥ 251	¥ 91
Wuhan, Hubei
Land Use Right [Line Items]
Land use right, net	¥ 13,655
Area of land | m²	33,599
Land Use Right Useful Life	50 years